Consolidated and Combined Statements of Changes in Equity - USD ($) $ in Millions	Total	Capital in Excess of Par Value	Parent's Net Investment	Retained Loss	Accumulated Other Comprehensive Loss	Non-controlling Interests	Class A Common Stock	Class B Common Stock
Beginning balance at Dec. 31, 2015	$ 14,545	$ 0	$ 15,920	$ 0	$ (1,532)	$ 157	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Effect of adoption, quantification	(432)		(432)
Comprehensive income:
Net income (loss)	185		254			(69)
Other comprehensive income (loss)	(370)				(356)	(14)
Changes in Parent's net investment	259		259
Net activity related to noncontrolling interests	93					93
Ending balance at Dec. 31, 2016	14,280	0	16,001	0	(1,888)	167	0	0
Comprehensive income:
Net income (loss)	(391)
Other comprehensive income (loss)	57
Stock-based compensation cost	37
Ending balance at Dec. 31, 2017	$ 38,410	$ 15,083	$ 0	$ (103)	$ (703)	$ 24,133	$ 0	$ 0